Goodwill and Intangible Assets, Net - Schedule of Intangible Assets by Asset Class (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Intangible assets, Gross Carrying Amount	$ 4,341	$ 4,323
Intangible assets, Accumulated Amortization	469	153
Intangible assets, Net Carrying Amount	3,872	4,170
Customer Related and Contract Based Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	3,670	3,662
Intangible assets, Accumulated Amortization	364	119
Intangible assets, Net Carrying Amount	3,306	3,543
Technology Related Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	263	254
Intangible assets, Accumulated Amortization	63	20
Intangible assets, Net Carrying Amount	200	234
Trade Name
Intangible Assets
Intangible assets, Gross Carrying Amount	408	407
Intangible assets, Accumulated Amortization	42	14
Intangible assets, Net Carrying Amount	$ 366	$ 393